INCOME TAXES - Reconcilitation of the federal statutory rates (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax benefit at statutory rate			21.00%	21.00%	34.00%
State income taxes, net of federal benefit			3.20%	2.60%	2.90%
Non-deductible expenses and other			(0.10%)	(0.90%)	(0.10%)
Non-deductible warrant expenses			0.40%	(1.60%)
Share-based compensation			(0.40%)	0.40%	(0.80%)
Change in federal tax rate					(21.10%)
Change in valuation allowance, net			(25.20%)	(22.60%)	(16.00%)
Research and development credits			1.00%	0.90%	1.10%
Effective tax rate	(0.10%)	(0.10%)	(0.10%)	(0.20%)	0.00%